SELECT DIMENSIONS

ITT HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT THREE
HARTFORD LIFE
INSURANCE COMPANY
SEPARATE ACCOUNT THREE
ANNUAL REPORT
DECEMBER 31, 1995

[LOGO]                                                                    [LOGO]

  SELECT DIMENSIONS

  ITT HARTFORD LIFE AND ANNUITY
 INSURANCE COMPANY
 SEPARATE ACCOUNT THREE

 Separate Account Three
ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF NET ASSETS & LIABILITIES
 DECEMBER 31, 1995

                                                NORTH
                                               AMERICAN
                                              GOVERNMENT
                                MONEY         SECURITIES    BALANCED      UTILITIES
                             MARKET FUND         FUND         FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------   ------------  -----------  -------------
ASSETS:
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Fund
    Shares                                          40,662,903
    Cost                                          $40,662,903
    Market Value.........    $40,662,903         --            --            --
  North American
   Government Securities
   Fund
    Shares                                            111,335
    Cost                                        $   1,123,236
    Market Value.........       --           $1,132,276        --            --
  Balanced Fund
    Shares                                           1,247,681
    Cost                                          $14,010,006
    Market Value.........       --               --        $14,834,923       --
  Utilities Fund
    Shares                                           1,392,853
    Cost                                          $15,890,883
    Market Value.........       --               --            --        $17,201,735
  Dividend Growth Fund
    Shares                                           5,490,302
    Cost                                          $68,080,167
    Market Value.........       --               --            --            --
  Value Added Market Fund
    Shares                                           1,809,107
    Cost                                          $21,014,230
    Market Value.........       --               --            --            --
  Core Equity Fund
    Shares                                            319,915
    Cost                                        $   3,442,937
    Market Value.........       --               --            --            --
  American Value Fund
    Shares                                           2,617,184
    Cost                                          $32,908,728
    Market Value.........       --               --            --            --
  Global Equity Fund
    Shares                                           1,446,916
    Cost                                          $15,336,722
    Market Value.........       --               --            --            --
  Developing Growth Fund
    Shares                                           1,086,581
    Cost                                          $14,920,088
    Market Value.........       --               --            --            --
  Emerging Markets Fund
    Shares                                            395,078
    Cost                                        $   3,876,301
    Market Value.........       --               --            --            --
  Diversified Income Fund
    Shares                                            804,010
    Cost                                        $   8,096,309
    Market Value.........       --               --            --            --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....         76,895            922        51,364         54,941
  Receivable from fund
   shares sold...........       --               --            --            --
                           ---------------   ------------  -----------  -------------
  Total Assets...........     40,739,798      1,133,198    14,886,287     17,256,676
                           ---------------   ------------  -----------  -------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....       --               --            --            --
  Payable for fund shares
   purchased.............         76,894            927        51,355         55,302
                           ---------------   ------------  -----------  -------------
  Total Liabilities......         76,894            927        51,355         55,302
                           ---------------   ------------  -----------  -------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $40,662,904     $1,132,271    $14,834,932   $17,201,374
                           ---------------   ------------  -----------  -------------
                           ---------------   ------------  -----------  -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  INDIVIDUAL
  SUB-ACCOUNTS:
  Units Owned by
   Participants..........      3,864,747        107,468     1,219,604      1,356,083
  Unit Price.............    $ 10.521492     $10.535876    $12.163732    $ 12.684605

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              DIVIDEND       VALUE ADDED    CORE EQUITY     AMERICAN                           DEVELOPING
                             GROWTH FUND     MARKET FUND       FUND        VALUE FUND   GLOBAL EQUITY FUND     GROWTH FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
ASSETS:
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Fund
    Shares                                          40,662,903
    Cost                                          $40,662,903
    Market Value.........       --               --             --             --             --                  --
  North American
   Government Securities
   Fund
    Shares                                            111,335
    Cost                                        $   1,123,236
    Market Value.........       --               --             --             --             --                  --
  Balanced Fund
    Shares                                           1,247,681
    Cost                                          $14,010,006
    Market Value.........       --               --             --             --             --                  --
  Utilities Fund
    Shares                                           1,392,853
    Cost                                          $15,890,883
    Market Value.........       --               --             --             --             --                  --
  Dividend Growth Fund
    Shares                                           5,490,302
    Cost                                          $68,080,167
    Market Value.........    $74,338,690         --             --             --             --                  --
  Value Added Market Fund
    Shares                                           1,809,107
    Cost                                          $21,014,230
    Market Value.........       --           $22,143,468        --             --             --                  --
  Core Equity Fund
    Shares                                            319,915
    Cost                                        $   3,442,937
    Market Value.........       --               --         $ 3,541,464        --             --                  --
  American Value Fund
    Shares                                           2,617,184
    Cost                                          $32,908,728
    Market Value.........       --               --             --         $35,881,597        --                  --
  Global Equity Fund
    Shares                                           1,446,916
    Cost                                          $15,336,722
    Market Value.........       --               --             --             --          $15,901,607            --
  Developing Growth Fund
    Shares                                           1,086,581
    Cost                                          $14,920,088
    Market Value.........       --               --             --             --             --               $16,298,711
  Emerging Markets Fund
    Shares                                            395,078
    Cost                                        $   3,876,301
    Market Value.........       --               --             --             --             --                  --
  Diversified Income Fund
    Shares                                            804,010
    Cost                                        $   8,096,309
    Market Value.........       --               --             --             --             --                  --
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....       136,416           54,005         14,340        68,814           61,623              21,510
  Receivable from fund
   shares sold...........       --               --             --             --             --                  --
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Total Assets...........    74,475,106       22,197,473      3,555,804    35,950,411       15,963,230          16,320,221
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....       --               --             --             --             --                  --
  Payable for fund shares
   purchased.............       137,214           54,010         14,346        68,866           61,611              21,513
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Total Liabilities......       137,214           54,010         14,346        68,866           61,611              21,513
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $74,337,892     $22,143,463    $ 3,541,458    $35,881,545     $15,901,619         $16,298,708
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  INDIVIDUAL
  SUB-ACCOUNTS:
  Units Owned by
   Participants..........     5,393,161        1,783,215        315,517     2,605,789        1,424,567           1,077,770
  Unit Price.............    $13.787374      $ 12.417722    $ 11.224309    $13.769935      $ 11.162419         $ 15.122619


                            EMERGING MARKETS    DIVERSIFIED INCOME
                                  FUND                 FUND
                              SUB-ACCOUNT          SUB-ACCOUNT
                           ------------------   ------------------
ASSETS:
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Fund

    Shares

    Cost
    Market Value.........        --                   --
  North American
   Government Securities
   Fund

    Shares

    Cost
    Market Value.........        --
  Balanced Fund

    Shares

    Cost
    Market Value.........        --                   --
  Utilities Fund

    Shares

    Cost
    Market Value.........        --                   --
  Dividend Growth Fund

    Shares

    Cost
    Market Value.........        --                   --
  Value Added Market Fund

    Shares

    Cost
    Market Value.........        --                   --
  Core Equity Fund

    Shares

    Cost
    Market Value.........        --                   --
  American Value Fund

    Shares

    Cost
    Market Value.........        --                   --
  Global Equity Fund

    Shares

    Cost
    Market Value.........        --                   --
  Developing Growth Fund

    Shares

    Cost
    Market Value.........        --                   --
  Emerging Markets Fund

    Shares

    Cost
    Market Value.........     $ 3,824,355             --
  Diversified Income Fund

    Shares

    Cost
    Market Value.........        --                $ 8,216,979
  Due from ITT Hartford
   Life and Annuity
   Insurance Company.....          21,948               43,270
  Receivable from fund
   shares sold...........        --                   --
                           ------------------   ------------------
  Total Assets...........       3,846,303            8,260,249
                           ------------------   ------------------
LIABILITIES:
  Due to ITT Hartford
   Life and Annuity
   Insurance Company.....        --                   --
  Payable for fund shares
   purchased.............          21,959               43,270
                           ------------------   ------------------
  Total Liabilities......          21,959               43,270
                           ------------------   ------------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $ 3,824,344          $ 8,216,979
                           ------------------   ------------------
                           ------------------   ------------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  INDIVIDUAL
  SUB-ACCOUNTS:
  Units Owned by
   Participants..........         388,600              774,696
  Unit Price.............     $  9.841336          $ 10.606720

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT THREE
ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1995

                                                NORTH
                                               AMERICAN
                                              GOVERNMENT
                                MONEY         SECURITIES    BALANCED      UTILITIES
                             MARKET FUND         FUND         FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------   ------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............    $   841,146     $   21,028    $  167,023    $   167,844
EXPENSES:
  Mortality and expense
   undertakings..........       (201,291)        (6,048  )    (75,162 )      (69,739 )
                           ---------------   ------------  -----------  -------------
    Net investment
     income..............        639,855         14,980        91,861         98,105
                           ---------------   ------------  -----------  -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                   21         3,651          1,504
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                8,961       822,659      1,309,995
                           ---------------   ------------  -----------  -------------
    Net gains (losses) on
     investments.........       --                8,982       826,310      1,311,499
                           ---------------   ------------  -----------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $   639,855     $   23,962    $  918,171    $ 1,409,604
                           ---------------   ------------  -----------  -------------
                           ---------------   ------------  -----------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              DIVIDEND       VALUE ADDED    CORE EQUITY     AMERICAN                           DEVELOPING
                             GROWTH FUND     MARKET FUND       FUND        VALUE FUND   GLOBAL EQUITY FUND     GROWTH FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $  564,242      $   155,397    $    23,178    $   142,619     $   127,609         $    75,027
EXPENSES:
  Mortality and expense
   undertakings..........      (298,670)         (88,956 )      (18,842)      (135,514)        (75,989)            (61,934)
                           ---------------   ------------  -------------   -----------        --------       ---------------
    Net investment
     income..............       265,572           66,441          4,336          7,105          51,620              13,093
                           ---------------   ------------  -------------   -----------        --------       ---------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (16,328)           3,791         (1,489)         3,381             987               9,785
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     6,252,310        1,125,137         97,871      2,960,702         562,561           1,376,027
                           ---------------   ------------  -------------   -----------        --------       ---------------
    Net gains (losses) on
     investments.........     6,235,982        1,128,928         96,382      2,964,083         563,548           1,385,812
                           ---------------   ------------  -------------   -----------        --------       ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $6,501,554      $ 1,195,369    $   100,718    $ 2,971,188     $   615,168         $ 1,398,905
                           ---------------   ------------  -------------   -----------        --------       ---------------
                           ---------------   ------------  -------------   -----------        --------       ---------------


                            EMERGING MARKETS    DIVERSIFIED INCOME
                                  FUND                 FUND
                              SUB-ACCOUNT          SUB-ACCOUNT
                           ------------------   ------------------
INVESTMENT INCOME:
  Dividends..............     $    35,634          $   141,172
EXPENSES:
  Mortality and expense
   undertakings..........         (22,001)             (40,152)
                                 --------             --------
    Net investment
     income..............          13,633              101,020
                                 --------             --------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (1,257)               1,092
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (52,783)             119,949
                                 --------             --------
    Net gains (losses) on
     investments.........         (54,040)             121,041
                                 --------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $   (40,407)         $   222,061
                                 --------             --------
                                 --------             --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 Separate Account Three
ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1995

                                                NORTH
                                               AMERICAN
                                              GOVERNMENT
                                MONEY         SECURITIES    BALANCED      UTILITIES
                             MARKET FUND         FUND         FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------   ------------  -----------  -------------
OPERATIONS:
  Net investment
   income................    $   639,855     $    14,980   $    91,861   $     98,105
  Net realized gain
   (loss) on security
   transactions..........       --                    21         3,651          1,504
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                 8,961       822,659      1,309,995
                           ---------------   ------------  -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        639,855          23,962       918,171      1,409,604
                           ---------------   ------------  -----------  -------------
UNIT TRANSACTIONS:
  Purchases..............     56,967,713       1,274,912    12,856,387     14,264,648
  Net transfers..........    (17,794,789)       (178,952 )     697,577      1,290,090
  Surrenders.............       (283,062)         (9,537 )    (332,221)      (160,134)
                           ---------------   ------------  -----------  -------------
  Net increase in net
   assets resulting from
   unit transactions.....     38,889,862       1,086,423    13,221,743     15,394,604
                           ---------------   ------------  -----------  -------------
  Total increase in net
   assets................     39,529,717       1,110,385    14,139,914     16,804,208
NET ASSETS:
  Beginning of period....      1,133,187          21,886       695,018        397,166
                           ---------------   ------------  -----------  -------------
  End of period..........    $40,662,904     $ 1,132,271   $14,834,932   $ 17,201,374
                           ---------------   ------------  -----------  -------------
                           ---------------   ------------  -----------  -------------

ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FROM INCEPTION (SEPTEMBER 14, 1994) TO DECEMBER 31, 1994

                                                NORTH
                                               AMERICAN
                                              GOVERNMENT
                                MONEY         SECURITIES    BALANCED      UTILITIES
                             MARKET FUND         FUND         FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------   ------------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $     2,873     $        (4 ) $      (152)  $        (53)
  Net realized gain
   (loss) on security
   transactions..........       --                    19             2              8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                    79         2,258            857
                           ---------------   ------------  -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          2,873              94         2,108            812
UNIT TRANSACTIONS:
  Purchases..............      1,200,999          21,792       704,789        407,086
  Net transfers..........        (60,300)        --            --            --
  Surrenders.............        (10,385)        --            (11,879)       (10,732)
                           ---------------   ------------  -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,130,314          21,792       692,910        396,354
                           ---------------   ------------  -----------  -------------
  Total increase
   (decrease) in net
   assets................      1,133,187          21,886       695,018        397,166
NET ASSETS:
  Beginning of period....       --               --            --            --
                           ---------------   ------------  -----------  -------------
  End of period..........    $ 1,133,187     $    21,886   $   695,018   $    397,166
                           ---------------   ------------  -----------  -------------
                           ---------------   ------------  -----------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              DIVIDEND       VALUE ADDED    CORE EQUITY     AMERICAN                           DEVELOPING
                             GROWTH FUND     MARKET FUND       FUND        VALUE FUND   GLOBAL EQUITY FUND     GROWTH FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
OPERATIONS:
  Net investment
   income................    $     265,572   $     66,441   $      4,336   $     7,105     $        51,620     $      13,093
  Net realized gain
   (loss) on security
   transactions..........          (16,328)         3,791         (1,489)        3,381                 987             9,785
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        6,252,310      1,125,137         97,871     2,960,702             562,561         1,376,027
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        6,501,554      1,195,369        100,718     2,971,188             615,168         1,398,905
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............       60,696,608     18,013,450      2,831,593    28,794,175          12,926,622        12,424,796
  Net transfers..........        6,571,343      2,886,893        428,776     3,710,153           1,525,052         2,386,662
  Surrenders.............         (708,897)      (201,852)       (34,978)     (315,577)           (260,038)         (190,170)
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Net increase in net
   assets resulting from
   unit transactions.....       66,559,054     20,698,491      3,225,391    32,188,751          14,191,636        14,621,288
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Total increase in net
   assets................       73,060,608     21,893,860      3,326,109    35,159,939          14,806,804        16,020,193
NET ASSETS:
  Beginning of period....        1,277,284        249,603        215,349       721,606           1,094,815           278,515
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  End of period..........    $  74,337,892   $ 22,143,463   $  3,541,458   $35,881,545     $    15,901,619     $  16,298,708
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
                           ---------------   ------------  -------------   -----------  ------------------   ---------------

                              DIVIDEND       VALUE ADDED    CORE EQUITY     AMERICAN                           DEVELOPING
                             GROWTH FUND     MARKET FUND       FUND        VALUE FUND   GLOBAL EQUITY FUND     GROWTH FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $         111   $       (119)  $        (50)  $      (218)    $           156     $        (145)
  Net realized gain
   (loss) on security
   transactions..........              )(2            (25)            10       --                     )(25                50
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            6,214          4,101            656        12,167               2,324             2,596
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            6,323          3,957            616        11,949               2,455             2,501
UNIT TRANSACTIONS:
  Purchases..............          953,687        215,625        224,714       545,727             928,611           276,071
  Net transfers..........          327,490         30,000       --             174,045             173,745            10,000
  Surrenders.............          (10,216)            21         (9,981)      (10,115)             (9,996)          (10,057)
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,270,961        245,646        214,733       709,657           1,092,360           276,014
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Total increase
   (decrease) in net
   assets................        1,277,284        249,603        215,349       721,606           1,094,815           278,515
NET ASSETS:
  Beginning of period....        --               --            --             --               --                 --
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  End of period..........    $   1,277,284   $    249,603   $    215,349   $   721,606     $     1,094,815     $     278,515
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
                           ---------------   ------------  -------------   -----------  ------------------   ---------------


                            EMERGING MARKETS    DIVERSIFIED INCOME
                                  FUND                 FUND
                              SUB-ACCOUNT          SUB-ACCOUNT
                           ------------------   ------------------
OPERATIONS:
  Net investment
   income................     $    13,633          $   101,020
  Net realized gain
   (loss) on security
   transactions..........          (1,257)               1,092
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (52,783)             119,949
                           ------------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (40,407)             222,061
                           ------------------   ------------------
UNIT TRANSACTIONS:
  Purchases..............       3,281,107            7,211,967
  Net transfers..........         285,332              514,813
  Surrenders.............         (48,675)             (33,450)
                           ------------------   ------------------
  Net increase in net
   assets resulting from
   unit transactions.....       3,517,764            7,693,330
                           ------------------   ------------------
  Total increase in net
   assets................       3,477,357            7,915,391
NET ASSETS:
  Beginning of period....         346,987              301,588
                           ------------------   ------------------
  End of period..........     $ 3,824,344          $ 8,216,979
                           ------------------   ------------------
                           ------------------   ------------------

                            EMERGING MARKETS    DIVERSIFIED INCOME
                                  FUND                 FUND
                              SUB-ACCOUNT          SUB-ACCOUNT
                           ------------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................     $      (149)         $       (70)
  Net realized gain
   (loss) on security
   transactions..........              41             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             837                  721
                           ------------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             729                  651
UNIT TRANSACTIONS:
  Purchases..............         356,320              300,934
  Net transfers..........        --                   --
  Surrenders.............         (10,062)                   3
                           ------------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         346,258              300,937
                           ------------------   ------------------
  Total increase
   (decrease) in net
   assets................         346,987              301,588
NET ASSETS:
  Beginning of period....        --                   --
                           ------------------   ------------------
  End of period..........     $   346,987          $   301,588
                           ------------------   ------------------
                           ------------------   ------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT THREE
ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1995

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within ITT Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The  following  is  a  summary of  significant  accounting  policies  of the
    Account,  which  are  in  accordance  with  generally  accepted   accounting
    principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date.

    b) SECURITY VALUATION--The investment in shares of the Dean Witter Select Dimensions Investment Series Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1995.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable
        contract   owners'  accounts,  in  accordance  with  the  terms  of  the contracts.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
TO ITT HARTFORD LIFE & ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

 We have audited the accompanying statement of net assets & liabilities of ITT Hartford Life & Annuity Insurance Company Separate Account Three (the Account) as of December 31, 1995, and the related statement of operations for the year ended December 31, 1995 and statements of changes in net assets for the year ended December 31, 1995 and the period from inception, September 14, 1994, to December 31, 1994. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life & Annuity Insurance Company Separate Account Three as of December 31, 1995, and the results of its operations for the year ended December 31, 1995 and changes in its net assets for the year ended December 31, 1995 and the period from inception, September 14, 1994, to December 31, 1994, in conformity with generally accepted accounting principles.

 Hartford, Connecticut
 February 7, 1996                                            Arthur Andersen LLP

 Separate Account Three
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS & LIABILITIES
 DECEMBER 31, 1995

                                                NORTH
                                               AMERICAN
                                              GOVERNMENT
                                MONEY         SECURITIES    BALANCED      UTILITIES
                             MARKET FUND         FUND         FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------   ------------  -----------  -------------
ASSETS:
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Fund
    Shares                               1,319,202
    Cost                               $1,319,202
    Market Value.........    $ 1,319,202         --            --            --
  North American
   Government Securities
   Fund
    Shares                                  4,688
    Cost                               $  47,282
    Market Value.........       --           $   47,682        --            --
  Balanced Fund
    Shares                                113,847
    Cost                               $1,270,741
    Market Value.........       --               --        $1,353,645        --
  Utilities Fund
    Shares                                 50,991
    Cost                               $ 576,742
    Market Value.........       --               --            --        $   629,741
  Dividend Growth Fund
    Shares                                309,832
    Cost                               $3,783,456
    Market Value.........       --               --            --            --
  Value Added Market Fund
    Shares                                138,736
    Cost                               $1,604,300
    Market Value.........       --               --            --            --
  Core Equity Fund
    Shares                                 27,162
    Cost                               $ 296,439
    Market Value.........       --               --            --            --
  American Value Fund
    Shares                                160,497
    Cost                               $1,968,939
    Market Value.........       --               --            --            --
  Global Equity Fund
    Shares                                 96,642
    Cost                               $1,023,961
    Market Value.........       --               --            --            --
  Developing Growth Fund
    Shares                                 63,822
    Cost                               $ 857,404
    Market Value.........       --               --            --            --
  Emerging Markets Fund
    Shares                                 17,121
    Cost                               $ 165,716
    Market Value.........       --               --            --            --
  Diversified Income Fund
    Shares                                 62,987
    Cost                               $ 634,446
    Market Value.........       --               --            --            --
  Due from Hartford Life
   Insurance Co..........       --               --            --              1,221
  Receivable from fund
   shares sold...........            101             31            52        --
                           ---------------   ------------  -----------  -------------
  Total Assets...........      1,319,303         47,713     1,353,697        630,962
                           ---------------   ------------  -----------  -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Co..........            103             32            68        --
  Payable for fund shares
   purchased.............       --               --            --                846
                           ---------------   ------------  -----------  -------------
  Total Liabilities......            103             32            68            846
                           ---------------   ------------  -----------  -------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $ 1,319,200     $   47,681    $1,353,629    $   630,116
                           ---------------   ------------  -----------  -------------
                           ---------------   ------------  -----------  -------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  INDIVIDUAL
  SUB-ACCOUNTS:
  Units Owned by
   Participants..........        125,381          4,526       111,284         49,676
  Unit Price.............    $ 10.521492     $10.535876    $12.163732    $ 12.684605

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              DIVIDEND       VALUE ADDED    CORE EQUITY     AMERICAN                           DEVELOPING
                             GROWTH FUND     MARKET FUND       FUND        VALUE FUND   GLOBAL EQUITY FUND     GROWTH FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
ASSETS:
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Fund
    Shares                               1,319,202
    Cost                               $1,319,202
    Market Value.........       --               --             --             --             --                  --
  North American
   Government Securities
   Fund
    Shares                                  4,688
    Cost                               $  47,282
    Market Value.........       --               --             --             --             --                  --
  Balanced Fund
    Shares                                113,847
    Cost                               $1,270,741
    Market Value.........       --               --             --             --             --                  --
  Utilities Fund
    Shares                                 50,991
    Cost                               $ 576,742
    Market Value.........       --               --             --             --             --                  --
  Dividend Growth Fund
    Shares                                309,832
    Cost                               $3,783,456
    Market Value.........    $4,195,123          --             --             --             --                  --
  Value Added Market Fund
    Shares                                138,736
    Cost                               $1,604,300
    Market Value.........       --           $ 1,698,125        --             --             --                  --
  Core Equity Fund
    Shares                                 27,162
    Cost                               $ 296,439
    Market Value.........       --               --         $   300,681        --             --                  --
  American Value Fund
    Shares                                160,497
    Cost                               $1,968,939
    Market Value.........       --               --             --         $2,200,417         --                  --
  Global Equity Fund
    Shares                                 96,642
    Cost                               $1,023,961
    Market Value.........       --               --             --             --          $ 1,062,093            --
  Developing Growth Fund
    Shares                                 63,822
    Cost                               $ 857,404
    Market Value.........       --               --             --             --             --               $   957,333
  Emerging Markets Fund
    Shares                                 17,121
    Cost                               $ 165,716
    Market Value.........       --               --             --             --             --                  --
  Diversified Income Fund
    Shares                                 62,987
    Cost                               $ 634,446
    Market Value.........       --               --             --             --             --                  --
  Due from Hartford Life
   Insurance Co..........         1,858            1,088        --              2,015            1,755                 462
  Receivable from fund
   shares sold...........       --               --                  28        --             --                  --
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Total Assets...........     4,196,981        1,699,213        300,709     2,202,432        1,063,848             957,795
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Co..........       --               --                  32        --             --                  --
  Payable for fund shares
   purchased.............         1,865            1,095        --              2,001            1,759                 465
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Total Liabilities......         1,865            1,095             32         2,001            1,759                 465
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $4,195,116      $ 1,698,118    $   300,677    $2,200,431      $ 1,062,089         $   957,330
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  INDIVIDUAL
  SUB-ACCOUNTS:
  Units Owned by
   Participants..........       304,353          136,750         26,788       159,800           95,149              63,304
  Unit Price.............    $13.787374      $ 12.417722    $ 11.224309    $13.769935      $ 11.162419         $ 15.122619


                            EMERGING MARKETS    DIVERSIFIED INCOME
                                  FUND                 FUND
                              SUB-ACCOUNT          SUB-ACCOUNT
                           ------------------   ------------------
ASSETS:
Investments in Dean
  Witter Select
  Dimensions Investment
  Series:
  Money Market Fund

    Shares

    Cost
    Market Value.........        --                   --
  North American
   Government Securities
   Fund

    Shares

    Cost
    Market Value.........        --                   --
  Balanced Fund

    Shares

    Cost
    Market Value.........        --                   --
  Utilities Fund

    Shares

    Cost
    Market Value.........        --                   --
  Dividend Growth Fund

    Shares

    Cost
    Market Value.........        --                   --
  Value Added Market Fund

    Shares

    Cost
    Market Value.........        --                   --
  Core Equity Fund

    Shares

    Cost
    Market Value.........        --                   --
  American Value Fund

    Shares

    Cost
    Market Value.........        --                   --
  Global Equity Fund

    Shares

    Cost
    Market Value.........        --                   --
  Developing Growth Fund

    Shares

    Cost
    Market Value.........        --                   --
  Emerging Markets Fund

    Shares

    Cost
    Market Value.........     $   165,729             --
  Diversified Income Fund

    Shares

    Cost
    Market Value.........        --                $   643,725
  Due from Hartford Life
   Insurance Co..........             389                2,174
  Receivable from fund
   shares sold...........        --                   --
                               ----------       ------------------
  Total Assets...........         166,118              645,899
                               ----------       ------------------
LIABILITIES:
  Due to Hartford Life
   Insurance Co..........        --                   --
  Payable for fund shares
   purchased.............             387                2,175
                               ----------       ------------------
  Total Liabilities......             387                2,175
                               ----------       ------------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $   165,731          $   643,724
                               ----------       ------------------
                               ----------       ------------------
DEFERRED ANNUITY
  CONTRACTS IN THE
  ACCUMULATION PERIOD:
  INDIVIDUAL
  SUB-ACCOUNTS:
  Units Owned by
   Participants..........          16,840               60,690
  Unit Price.............     $  9.841336          $ 10.606720

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT THREE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
 FROM INCEPTION FEBRUARY 15, 1995 TO DECEMBER 31, 1995

                                                NORTH
                                               AMERICAN
                                              GOVERNMENT
                                MONEY         SECURITIES    BALANCED      UTILITIES
                             MARKET FUND         FUND         FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------   ------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............    $    34,896     $    1,534    $   17,632    $     6,819
EXPENSES:
  Mortality and expense
   undertakings..........         (8,342)          (444  )     (7,867 )       (2,836 )
                                 -------         ------    -----------  -------------
    Net investment income
     (loss)..............         26,554          1,090         9,765          3,983
                                 -------         ------    -----------  -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                   93           784              6
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                  400        82,904         52,999
                                 -------         ------    -----------  -------------
    Net gains (losses) on
     investments.........       --                  493        83,688         53,005
                                 -------         ------    -----------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $    26,554     $    1,583    $   93,453    $    56,988
                                 -------         ------    -----------  -------------
                                 -------         ------    -----------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              DIVIDEND       VALUE ADDED    CORE EQUITY     AMERICAN                           DEVELOPING
                             GROWTH FUND     MARKET FUND       FUND        VALUE FUND   GLOBAL EQUITY FUND     GROWTH FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $   39,009      $    13,523    $     1,106    $   10,842      $     7,286         $     4,826
EXPENSES:
  Mortality and expense
   undertakings..........       (20,420)          (7,454 )       (1,053)      (10,399 )         (4,552)             (4,043)
                           ---------------   ------------        ------    -----------         -------       ---------------
    Net investment income
     (loss)..............        18,589            6,069             53           443            2,734                 783
                           ---------------   ------------        ------    -----------         -------       ---------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (488)              51             (1)          309              181                 107
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       411,667           93,825          4,242       231,478           38,132              99,929
                           ---------------   ------------        ------    -----------         -------       ---------------
    Net gains (losses) on
     investments.........       411,179           93,876          4,241       231,787           38,313             100,036
                           ---------------   ------------        ------    -----------         -------       ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  429,768      $    99,945    $     4,294    $  232,230      $    41,047         $   100,819
                           ---------------   ------------        ------    -----------         -------       ---------------
                           ---------------   ------------        ------    -----------         -------       ---------------


                            EMERGING MARKETS    DIVERSIFIED INCOME
                                  FUND                 FUND
                              SUB-ACCOUNT          SUB-ACCOUNT
                           ------------------   ------------------
INVESTMENT INCOME:
  Dividends..............     $       758          $     8,733
EXPENSES:
  Mortality and expense
   undertakings..........            (538)              (2,475)
                                    -----              -------
    Net investment income
     (loss)..............             220                6,258
                                    -----              -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             (63)                  35
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................              13                9,279
                                    -----              -------
    Net gains (losses) on
     investments.........             (50)               9,314
                                    -----              -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $       170          $    15,572
                                    -----              -------
                                    -----              -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 Separate Account Three
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
 FROM INCEPTION FEBRUARY 15, 1995 TO DECEMBER 31, 1995

                                                NORTH
                                               AMERICAN
                                              GOVERNMENT
                                MONEY         SECURITIES    BALANCED      UTILITIES
                             MARKET FUND         FUND         FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------   ------------  -----------  -------------
OPERATIONS:
  Net investment
   income................    $    26,554     $    1,090    $     9,765   $     3,983
  Net realized gain
   (loss) on security
   transactions..........       --                   93            784             6
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                  400         82,904        52,999
                           ---------------   ------------  -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         26,554          1,583         93,453        56,988
                           ---------------   ------------  -----------  -------------
UNIT TRANSACTIONS:
  Purchases..............      2,795,148         81,336      1,183,650       466,844
  Net transfers..........     (1,478,107)       (35,237  )     169,596       118,572
  Surrenders.............        (24,395)            (1  )     (93,070)      (12,288 )
                           ---------------   ------------  -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,292,646         46,098      1,260,176       573,128
                           ---------------   ------------  -----------  -------------
  Total increase
   (decrease) in net
   assets................      1,319,200         47,681      1,353,629       630,116
NET ASSETS:
  Beginning of period....       --               --            --            --
                           ---------------   ------------  -----------  -------------
  End of period..........    $ 1,319,200     $   47,681    $ 1,353,629   $   630,116
                           ---------------   ------------  -----------  -------------
                           ---------------   ------------  -----------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              DIVIDEND       VALUE ADDED    CORE EQUITY     AMERICAN                           DEVELOPING
                             GROWTH FUND     MARKET FUND       FUND        VALUE FUND   GLOBAL EQUITY FUND     GROWTH FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
OPERATIONS:
  Net investment
   income................    $   18,589      $     6,069    $        53    $       443     $         2,734     $       783
  Net realized gain
   (loss) on security
   transactions..........          (488)              51             (1)           309                 181             107
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       411,667           93,825          4,242        231,478              38,132          99,929
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       429,768           99,945          4,294        232,230              41,047         100,819
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............     3,514,160        1,375,238        272,740      1,678,882             802,365         786,803
  Net transfers..........       352,632          235,521         23,596        358,598             230,961         113,811
  Surrenders.............      (101,444)         (12,586 )           47        (69,279)            (12,284)        (44,103)
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,765,348        1,598,173        296,383      1,968,201           1,021,042         856,511
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  Total increase
   (decrease) in net
   assets................     4,195,116        1,698,118        300,677      2,200,431           1,062,089         957,330
NET ASSETS:
  Beginning of period....       --               --             --             --               --                --
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
  End of period..........    $4,195,116      $ 1,698,118    $   300,677    $ 2,200,431     $     1,062,089     $   957,330
                           ---------------   ------------  -------------   -----------  ------------------   ---------------
                           ---------------   ------------  -------------   -----------  ------------------   ---------------


                            EMERGING MARKETS    DIVERSIFIED INCOME
                                  FUND                 FUND
                              SUB-ACCOUNT          SUB-ACCOUNT
                           ------------------   ------------------
OPERATIONS:
  Net investment
   income................     $       220          $     6,258
  Net realized gain
   (loss) on security
   transactions..........             (63)                  35
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................              13                9,279
                                 --------             --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             170               15,572
                                 --------             --------
UNIT TRANSACTIONS:
  Purchases..............         123,549              587,649
  Net transfers..........          41,980               42,607
  Surrenders.............              32               (2,104)
                                 --------             --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         165,561              628,152
                                 --------             --------
  Total increase
   (decrease) in net
   assets................         165,731              643,724
NET ASSETS:
  Beginning of period....        --                   --
                                 --------             --------
  End of period..........     $   165,731          $   643,724
                                 --------             --------
                                 --------             --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 SEPARATE ACCOUNT THREE
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1995

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders. The Account commenced operations on February 15, 1995.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following  is  a  summary  of significant  accounting  policies  of  the
    Account,   which  are  in  accordance  with  generally  accepted  accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date.

    b) SECURITY VALUATION--The investment in shares of the Dean Witter Select Dimensions Investment Series Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1995.

    c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable
        contract  owners'  accounts,  in  accordance  with  the  terms  of   the
        contracts.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

 We have audited the accompanying statement of net assets & liabilities of Hartford Life Insurance Company Separate Account Three (the Account) as of December 31, 1995, and the related statement of operations and statement of changes in net assets for the period from inception, February 15, 1995, to December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Three as of December 31, 1995, and the results of its operations and changes in its net assets for the period from inception, February 15, 1995, to December 31, 1995, in conformity with generally accepted accounting principles.

 Hartford, Connecticut
 February 7, 1996                                            Arthur Andersen LLP

HARTFORD LIFE INSURANCE COMPANIES
                                   BULK RATE
P.O. BOX 2999
                                  U.S. POSTAGE
HARTFORD, CT 06104-2999
                                      PAID
                                  PERMIT NO. 1
                                  HARTFORD, CT

PRINCIPAL UNDERWRITER FOR THE SEPARATE ACCOUNTS:
    HARTFORD EQUITY SALES COMPANY, INC. (HESCO)
    HARTFORD PLAZA
    HARTFORD, CT 06115                                                         123
    HARTFORD SECURITIES DISTRIBUTION COMPANY, INC. (HSD)                        ITT HARTFORD LIFE AND
    HARTFORD PLAZA                                                             ANNUITY
    HARTFORD, CT 06115                                                          INSURANCE COMPANY
INDEPENDENT PUBLIC ACCOUNTANTS:                                                 INDIVIDUAL ANNUITY
    ARTHUR ANDERSEN LLP                                                        OPERATIONS
    ONE FINANCIAL PLAZA                                                         P.O. BOX 5085
    HARTFORD, CT 06103                                                          HARTFORD, CT 05102-5085